STOCKHOLDERS' EQUITY (Details)	8 Months Ended
	Dec. 31, 2020 $ / shares shares	Jul. 30, 2020 USD ($) $ / shares shares
Preferred Stock, Shares Authorized	1,000,000
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001
Preferred Stock, Shares Issued	0
Preferred Stock, Shares Outstanding	0
Public Warrants exercisable term after the completion of a business combination	30 days
Public Warrants exercisable term from the closing of the initial public offering	12 months
Class of Warrant or Right Warrants Expiration Period	5 years
Class of Warrant or Right Warrants Redemption Price | $ / shares	$ 0.01
Share Price | $ / shares	$ 18.00
Sponsor
Equity Method Investment, Ownership Percentage	20.00%
Class A Common Stock
Common Stock, Shares Authorized	400,000,000	400,000,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001	$ 0.0001
Common shares, votes per share | $		1
Common Stock, Shares, Issued	7,436,173	7,436,173
Common Stock, Shares, Outstanding	7,436,173	7,436,173
Class A common stock subject to possible redemption	199,563,827	199,563,827
Share Price | $ / shares	$ 12.00
Class B Common Stock
Common Stock, Shares Authorized	100,000,000	100,000,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001	$ 0.0001
Common shares, votes per share | $		1
Common Stock, Shares, Issued	51,750,000	51,750,000
Common Stock, Shares, Outstanding	51,750,000	51,750,000